Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (21,138,777)	$ (3,198,366)	$ (8,375,578)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt direct write-off and provision	7,579,886	939,720	(706,862)
Depreciation and amortization	718,002	1,256,491	1,750,890
Impairment of long lived assets		148,795	228,506
Share-based compensation	10,360,000		3,941,600
Investment loss	2,316,994
Change in fair value of purchase option derivative liability			(64,090)
Change in operating assets and liabilities:
Accounts receivable, trade	(2,531,755)	(2,657,283)	(3,307,946)
Notes receivable	(20,861)	40,260	21,539
Inventories and biological assets	(522,550)	1,523,098	(3,615,017)
Other receivables	(958,671)	(1,927,692)	468,967
Advances to suppliers	201,984	(171,783)	1,893,857
Long term deposit	589,653	(159,508)	26,910
Other current assets	331,426	376,134	1,004,448
Other noncurrent assets	(30,483)	62,394	38,142
Accounts payable, trade	1,765,488	(3,558,050)	6,380,115
Other payables and accrued liabilities	(1,341,447)	99,132	(183,111)
Customer deposits	(1,035,456)	678,601	368,690
Taxes payable	433,054	1,162,084	66,648
Net cash used in operating activities	(3,283,513)	(5,385,973)	(62,292)
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of financial assets available for sale			75,973
Acquisition of equipment and building	(118,272)	(89,960)	(126,766)
Investment in a joint venture	(4,379)		(1,470,119)
Purchases of intangible assets	(12,774)	(7,012)	(97,802)
Additions to leasehold improvements	(180,672)	(209,166)	(379,611)
Net cash used in investing activities	(316,097)	(306,138)	(1,998,325)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loan			738,315
Repayment of short-term bank loan		(779,059)	(1,476,630)
Proceeds from third parties loan
Repayment of third parties loan	(1,811,558)	(2,613,965)	(2,395,629)
Proceeds from notes payable	57,965,013	65,370,181	48,292,231
Repayment of notes payable	(60,273,598)	(57,829,269)	(51,295,776)
Increase in financial liability			(73,832)
Exercise of warrants			77,500
Proceeds from issuance of shares and warrants in private placements	7,325,000		9,287,100
Proceeds from other payable-related parties	43,785	689,010
Repayment of other payable-related parties	(882,486)		(73,426)
Net cash provided by financing activities	2,366,156	4,836,898	3,079,853
EFFECT OF EXCHANGE RATE ON CASH	(2,535,479)	1,522,146	2,670,802
INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(3,768,933)	666,933	3,690,038
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	35,339,577	34,672,644	30,982,606
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, end of year	31,570,644	35,339,577	34,672,644
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	63,668	3,955	37,738
Cash paid for interest	64,943	262,218	455,187
NON-CASH ACTIVITIES：
Cashless exercise of warrants	$ 135,118